Exhibit 99.1

Semi-Annual Servicer’s Certificate
Appalachian Power Company, as Servicer
Appalachian Consumer Rate Relief Funding LLC

Pursuant to Section 4.01(c)(ii) of the CRR Property Servicing Agreement dated as of November 15, 2013 (the
"Servicing Agreement") between, APPALACHIAN POWER COMPANY, as Servicer and APPALACHIAN CONSUMER
RATE RELIEF FUNDING LLC, the servicer does hereby certify, for the FEBRUARY 01, 2023 Payment Date (the "current
Payment Date"), as follows:

Capitalized terms used herein have their respective meanings as set forth in the Indenture (as defined in the
Servicing Agreement). References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement of the Indenture, as the context indicates.

	Collection Periods:	August 2022	to	January 2023
	Payment Date:		2/1/23
1. Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i.	Remittances for the 08/22 collection period (1)		2,909,749.83

ii.	Remittances for the 09/22 collection period		2,730,715.55

iii.	Remittances for the 10/22 collection period		2,239,933.13

iv.	Remittances for the 11/22 collection period		2,199,688.64

v.	Remittances for the 12/22 collection period		2,613,444.36

vi.	Remittances for the 01/23 collection period (2)		3,158,818.60

vii.	Investment Earnings on Collection Account

viii.	Investment Earnings on Capital Subaccount		26,685.83

ix.	Investment Earnings on Excess Funds Subaccount		4,366.59

x.	Investment Earnings on General Subaccount		107,741.23

xi.	General Subaccount Balance (sum of i through x above)		15,991,143.76

xii.	Excess Funds Subaccount Balance as of Prior Payment Date		146,947.14

xiii.	Capital Subaccount Balance as of Prior Payment Date		1,901,500.00

xiv.	Collection Account Balance (sum of xi through xiii above)		18,039,590.90

2. Outstanding Amounts as of Prior Payment Date:

Tranche
i.	Tranche A-1 Outstanding Amount		9,674,261.00
ii.	Tranche A-2 Outstanding Amount		164,500,000.00
iii.	Aggregate Outstanding Amount of all Tranches		174,174,261.00

(1)			Includes amounts calculated for the Reconciliation Period for the prior Collection Period, which was settled in August 2022

(2)			Does not include the reconciliation amounts calculated for the Reconciliation Period for such Collection Period, which will be settled in the month following such Collection Period

	Exhibit B		Page 1 of 4

3. Required Funding/Payments as of Current Payment Date:

Tranche

i.		Tranche A-1					9,674,261.00
ii.		Tranche A-2					3,302,707.00
iii.		For all Tranches					12,976,968.00

		Interest Tranche		Interest Rate	Days in interest Period(1)	Principal Balance	Interest Due
iv.		Tranche A-1		2.0076%	180	9,674,261.00	97,110.23
v.		Tranche A-2		3.7722%	180	164,500,000.00	3,102,634.50
vi.		For all Tranches					3,199,744.73

						Required Level	Funding Required
vii.		Capital Subaccount				1,901,500.00	0.00

						1,901,500.00	0.00

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i.		Trustee Fees and Expenses, Indemnity Amounts(2)					0.00

ii.		Servicing Fee					95,075.00

iii.		Administration Fee					50,000.00

iv.		Operating Expenses					36,831.00

v.		Semi-Annual Interest (including any past-due for prior periods)					3,199,744.73

			Per $1000 of Original
	Interest Tranche	Aggregate	Principal Amount
1.	Tranche A-1 Interest Payment	97,110.23	$0.45
2.	Tranche A-2 Interest Payment	3,102,634.50	$18.86
		3,199,744.73

vi.				Principal Due and Payable as a Result of Event of Default or on Final Maturity Date		0.00

			Per $1000 of Original
1.	Tranche A-1 Principal Payment	0.00	$0.00
2.	Tranche A-2 Principal Payment	0.00	$0.00
		0.00

Notes:
(1) On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

(2) Subject to $100,000 cap.

				Exhibit B		Page 2 of 4

vii.		Semi-Annual Principal	12,976,968.00

			Per $1000 of Original
	Interest Tranche	Aggregate	Principal Amount
1.	Tranche A-1 Principal Payment	9,674,261.00	$44.83
2.	Tranche A-2 Principal Payment	3,302,707.00	$20.08
		12,976,968.00

viii.	Other Unpaid Operating Expenses		0.00

ix.	Funding of Capital Subaccount		1,625,353.31

x.	Permitted Return to APCo		55,618.86

xi.	Deposit to Excess Funds Subaccount		0.00

xii.	Released to Issuer upon Retirement of all Consumer Rate Relief Bonds		0.00

xiii.	Aggregate Remittances as of Current Payment Date		18,039,590.90

5. Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

Tranche
i.		Tranche A-1 Outstanding Amount	0.00
ii.		Tranche A-2 Outstanding Amount	161,197,293.00
iii.		Aggregate Outstanding Amount of all Tranches	161,197,293.00

iv.		Excess Funds Subaccount Balance	0.00

v.		Capital Subaccount Balance	1,625,353.31

vi.		Aggregate Collection Account Balance	1,625,353.31

6. Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):

i.		Excess Funds Subaccount	151,313.73

ii.		Capital Subaccount	1,928,185.83

iii.		Total Withdrawals	2,079,499.56

7. Shortfalls In Interest and Principal Payments as of Current Payment Date:			0.00

i. Semi-annual Interest

1.		Tranche A-1 Interest Payment	0.00
2.		Tranche A-2 Interest Payment	0.00
			0.00

ii. Semi-annual Principal

1.		Tranche A-1 Principal Payment	0.00
2.		Tranche A-2 Principal Payment	0.00
			0.00

		Exhibit B	Page 3 of 4

8. Shortfalls in payment of permitted return as of Current Payment Date:

i.	Permitted Return		276,146.69

9. Shortfalls in Required Subaccount Levels as of Current Payment Date:

i.	Capital Subaccount		276,146.69

IN WITNESS HEREOF, the undersigned has duly executed and

delivered this Servicer’s Certificate this 31st day of January, 2023.

			APPALACHIAN POWER COMPANY
			as Servicer
		By:

			/s/ Renee V. Hawkins
			Name:
			Title:

		Exhibit B	Page 4 of 4